Annual Total Returns - Money Market Portfolio [BarChart] - 03.31 FIMM Funds PRO - Institutional Class-10 - Money Market Portfolio - Institutional Class	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.22%
Annual Return 2013	0.12%
Annual Return 2014	0.09%
Annual Return 2015	0.15%
Annual Return 2016	0.52%
Annual Return 2017	1.17%
Annual Return 2018	2.04%
Annual Return 2019	2.30%
Annual Return 2020	0.56%
Annual Return 2021	0.03%